Statutory Prospectus Supplement dated October 31, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares of the Funds listed below:

Invesco Oppenheimer Senior Floating Rate Fund

Invesco Oppenheimer Senior Floating Rate Plus Fund

This supplement amends the Statutory Prospectus of the above referenced funds (the “Funds”) and is in addition to any other supplement(s). You should read this supplement in conjunction with the Statutory Prospectus and retain it for future reference.

Effective on or about November 1, 2019, the following changes are made to the Statutory Prospectus:

The following information replaces in its entirety the information appearing under the headings “FUND SUMMARIES – INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND – Management of the Fund” in the prospectus:

“Investment Adviser: Invesco Advisers, Inc.

Investment Sub-Adviser: Invesco Senior Secured Management, Inc.

Portfolio Managers	Title	Length of Service on the Fund
Joseph Welsh	Portfolio Manager	2019 (predecessor fund 1999)
David Lukkes	Portfolio Manager	2019 (predecessor fund 2015)
Anthony Arnese	Portfolio Manager	2019

Effective December 31, 2019, Joseph Welsh will retire as Portfolio Manager of the Fund.”

The following information replaces in its entirety the information appearing under the headings “FUND SUMMARIES – INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND – Management of the Fund” in the prospectus:

“Investment Adviser: Invesco Advisers, Inc.

Investment Sub-Adviser: Invesco Senior Secured Management, Inc.

Portfolio Managers	Title	Length of Service on the Fund
Joseph Welsh	Portfolio Manager	2019 (predecessor fund 2013)
David Lukkes	Portfolio Manager	2019 (predecessor fund 2015)
Anthony Arnese	Portfolio Manager	2019

Effective December 31, 2019, Joseph Welsh will retire as Portfolio Manager of the Fund.”

The following information replaces in its entirety the second paragraph appearing under the heading “FUND MANAGEMENT – The Adviser(s)” in the prospectus:

“Invesco Senior Secured Management, Inc. (Invesco Senior Secured) serves as each Fund’s investment sub-adviser. Invesco Senior Secured, an affiliate of the Adviser, is located at 1166 Avenue of the Americas, New York, New York 10036. Invesco Senior Secured has experience managing senior secured loans dating back to 1990. Invesco Senior Secured manages a broad array of portfolio types including retail mutual funds, commingled institutional funds, separate accounts and structured products for a variety of retail and institutional investors (both public and private). Invesco Senior Secured provides portfolio management services to each Fund.

In addition, Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to each Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to each Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” in the prospectus:

“Investment management decisions for each Fund are made by the investment management teams at Invesco and Invesco Senior Secured. The following individuals are jointly and primarily responsible for the day-to-day management of each Fund’s portfolio:

•

Joseph Welsh, Portfolio Manager, who has been responsible for each Fund since 2019 and has been associated with Invesco Senior Secured and/or its affiliates since 2019. Prior to the commencement of each Fund’s operations, Mr. Welsh managed each predecessor fund (since 1999 for Oppenheimer Senior Floating Rate Fund and since 2013 for Oppenheimer Senior Floating Rate Plus Fund) and was associated with OppenheimerFunds, a global asset management firm.

•

David Lukkes, Portfolio Manager, who has been responsible for each Fund since 2019 and has been associated with Invesco Senior Secured and/or its affiliates since 2019. Prior to the commencement of each Fund’s operations, Mr. Lukkes managed each predecessor fund since 2015 and was associated with OppenheimerFunds, a global asset management firm.

•

Anthony Arnese, Portfolio Manager, who has been responsible for each Fund since 2019 and has been associated with Invesco Senior Secured and/or its affiliates since 2019. From 2009 to 2019, Mr. Arnese was associated with OppenheimerFunds, a global asset management firm.

Effective December 31, 2019, Joseph Welsh will retire as Portfolio Manager of each Fund.

More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.

The Funds’ SAI provides additional information about the portfolio managers’ investments in the Funds, a description of the compensation structure and information regarding other accounts managed.”

Statutory Prospectus and Statement of Additional Information Supplement dated October 31, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus and Statement of Additional Information for Class R6 shares of the Fund listed below:

Invesco Oppenheimer Master Loan Fund

This supplement amends the Statutory Prospectus and Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s). You should read this supplement in conjunction with the Statutory Prospectus and Statement of Additional Information and retain it for future reference.

Effective on or about November 1, 2019, the following changes are made to the Statutory Prospectus:

The following information replaces in its entirety the information appearing under the heading “Management of the Fund” in the prospectus:

“Investment Adviser: Invesco Advisers, Inc.

Investment Sub-Adviser: Invesco Senior Secured Management, Inc.

Portfolio Managers	Title	Length of Service on the Fund
Joseph Welsh	Portfolio Manager	2019 (predecessor fund 2007)
David Lukkes	Portfolio Manager	2019 (predecessor fund 2015)
Anthony Arnese	Portfolio Manager	2019

Effective on December 31, 2019, Joseph Welsh will retire as Portfolio Manager of the Fund.”

The following information replaces in its entirety the second paragraph appearing under the heading “FUND MANAGEMENT – The Adviser(s)” for the Fund in the prospectus:

“Invesco Senior Secured Management, Inc. (Invesco Senior Secured) serves as the Fund’s investment sub-adviser. Invesco Senior Secured, an affiliate of the Adviser, is located at 1166 Avenue of the Americas, New York, New York 10036. Invesco Senior Secured has experience managing senior secured loans dating back to 1990. Invesco Senior Secured manages a broad array of portfolio types including retail mutual funds, commingled institutional funds, separate accounts and structured products for a variety of retail and institutional investors (both public and private). Invesco Senior Secured provides portfolio management services to the Fund.

In addition, Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” for the Fund in the prospectus:

“Investment management decisions for the Fund are made by the investment management teams at Invesco and Invesco Senior Secured. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

•

Joseph Welsh, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco Senior Secured and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Welsh managed the predecessor fund since 2007 and was associated with OppenheimerFunds, a global asset management firm.

•

David Lukkes, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco Senior Secured and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Lukkes managed the predecessor fund since 2015 and was associated with OppenheimerFunds, a global asset management firm.

•

Anthony Arnese, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco Senior Secured and/or its affiliates since 2019. From 2009 to 2019, Mr. Arnese was associated with OppenheimerFunds, a global asset management firm.

Effective on December 31, 2019, Joseph Welsh will retire as Portfolio Manager of the Fund.

More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

Additionally, effective on or about November 1, 2019, the Statement of Additional Information for the Fund is also modified as applicable to reflect the portfolio manager changes above.

Statutory Prospectus and Statement of Additional Information Supplement dated October 31, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares and Statement of Additional Information for Class A, C, R, Y, R5 and R6 shares of the Fund listed below:

Invesco Oppenheimer Senior Floating Rate Fund

This supplement amends the Statutory Prospectus and Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s). You should read this supplement in conjunction with the Statutory Prospectus and Statement of Additional Information and retain it for future reference.

Effective on or about November 1, 2019, the following changes are made to the Statutory Prospectus:

The following information replaces in its entirety the information appearing under the heading “Management of the Fund” in the prospectus:

“Investment Adviser: Invesco Advisers, Inc.

Investment Sub-Adviser: Invesco Senior Secured Management, Inc.

Portfolio Managers	Title	Length of Service on the Fund
Joseph Welsh	Portfolio Manager	2019 (predecessor fund 1999)
David Lukkes	Portfolio Manager	2019 (predecessor fund 2015)
Anthony Arnese	Portfolio Manager	2019

Effective December 31, 2019, Joseph Welsh will retire as Portfolio Manager of the Fund.”

The following information replaces in its entirety the second paragraph appearing under the heading “FUND MANAGEMENT – The Adviser(s)” for the Fund in the prospectus:

“Invesco Senior Secured Management, Inc. (Invesco Senior Secured) serves as the Fund’s investment sub-adviser. Invesco Senior Secured, an affiliate of the Adviser, is located at 1166 Avenue of the Americas, New York, New York 10036. Invesco Senior Secured has experience managing senior secured loans dating back to 1990. Invesco Senior Secured manages a broad array of portfolio types including retail mutual funds, commingled institutional funds, separate accounts and structured products for a variety of retail and institutional investors (both public and private). Invesco Senior Secured provides portfolio management services to the Fund.

In addition, Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” for the Fund in the prospectus:

“Investment management decisions for the Fund are made by the investment management teams at Invesco and Invesco Senior Secured. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

•

Joseph Welsh, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco Senior Secured and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Welsh managed the predecessor fund since 1999 and was associated with OppenheimerFunds, a global asset management firm.

•

David Lukkes, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco Senior Secured and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Lukkes managed the predecessor fund since 2015 and was associated with OppenheimerFunds, a global asset management firm.

•

Anthony Arnese, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco Senior Secured and/or its affiliates since 2019. From 2009 to 2019, Mr. Arnese was associated with OppenheimerFunds, a global asset management firm.

Effective December 31, 2019, Joseph Welsh will retire as Portfolio Manager of the Fund.

More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

Additionally, effective on or about November 1, 2019, the Statement of Additional Information for the Fund is also modified as applicable to reflect the portfolio manager changes above.

Statutory Prospectus and Statement of Additional Information Supplement dated October 31, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares and Statement of Additional Information for Class A, C, R, Y, R5 and R6 shares of the Fund listed below:

Invesco Oppenheimer Senior Floating Rate Plus Fund

This supplement amends the Statutory Prospectus and Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s). You should read this supplement in conjunction with the Statutory Prospectus and Statement of Additional Information and retain it for future reference.

Effective on or about November 1, 2019, the following changes are made to the Statutory Prospectus:

The following information replaces in its entirety the information appearing under the heading “Management of the Fund” in the prospectus:

“Investment Adviser: Invesco Advisers, Inc.

Investment Sub-Adviser: Invesco Senior Secured Management, Inc.

Portfolio Managers	Title	Length of Service on the Fund
Joseph Welsh	Portfolio Manager	2019 (predecessor fund 2013)
David Lukkes	Portfolio Manager	2019 (predecessor fund 2015)
Anthony Arnese	Portfolio Manager	2019

Effective December 31, 2019, Joseph Welsh will retire as Portfolio Manager of the Fund.”

The following information replaces in its entirety the second paragraph appearing under the heading “FUND MANAGEMENT – The Adviser(s)” for the Fund in the prospectus:

“Invesco Senior Secured Management, Inc. (Invesco Senior Secured) serves as the Fund’s investment sub-adviser. Invesco Senior Secured, an affiliate of the Adviser, is located at 1166 Avenue of the Americas, New York, New York 10036. Invesco Senior Secured has experience managing senior secured loans dating back to 1990. Invesco Senior Secured manages a broad array of portfolio types including retail mutual funds, commingled institutional funds, separate accounts and structured products for a variety of retail and institutional investors (both public and private). Invesco Senior Secured provides portfolio management services to the Fund.

In addition, Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” for the Fund in the prospectus:

“Investment management decisions for the Fund are made by the investment management teams at Invesco and Invesco Senior Secured. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

•

Joseph Welsh, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco Senior Secured and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Welsh managed the predecessor fund since 2013 and was associated with OppenheimerFunds, a global asset management firm.

•

David Lukkes, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco Senior Secured and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Lukkes managed the predecessor fund since 2015 and was associated with OppenheimerFunds, a global asset management firm.

•

Anthony Arnese, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco Senior Secured and/or its affiliates since 2019. From 2009 to 2019, Mr. Arnese was associated with OppenheimerFunds, a global asset management firm.

Effective December 31, 2019, Joseph Welsh will retire as Portfolio Manager of the Fund.

More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

Additionally, effective on or about November 1, 2019, the Statement of Additional Information for the Fund is also modified as applicable to reflect the portfolio manager changes above.